Share-based compensation plans and shares held in trust (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Summary of Share-based Compensation Expense

	$ million
	2022	2021	2020
Equity-settled [A]	807	539	359
[A]On an incidental basis awards may be cash-settled, where an equity settlement is not possible under local regulations.
Schedule of Share Awards Under the PSP and LTIP

	Number of A shares (million)	Number of B shares (million)	Number of ordinary shares (million) [A]	Number of ADSs (million)	Weighted average remaining contractual life (years)
At January 1, 2022	38	12		9	1.2
Assimilation of ordinary A and B shares into ordinary shares	(38)	(12)	50
Granted			22	4
Vested			(16)	(3)
Forfeited			(2)	(1)
At December 31, 2022			54	9	1.1
At January 1, 2021	29	10		8	1.0
Granted	20	6		4
Vested	(9)	(3)		(2)
Forfeited	(2)	(1)		(1)
At December 31, 2021	38	12		9	1.2
[A]On January 29, 2022, as part of the Simplification announced on December 20, 2021, the Company's A and B shares were assimilated into a single line of ordinary shares.